13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total: $158,276

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 9/30/10

                                                                                        INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/     DISCRETION   OTHER      VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
 Apple Inc                   COM               037833100      9,647     25,300  SH                          15,400        9,900
 ASML Holding NV NY Reg      SPONSORED ADR     N07059186      1,663     48,150  SH                          29,300       18,850
 AutoZone Inc                COM               053332102      5,085     15,930  SH                           9,700        6,230
 Becton Dickinson & Co       COM               075887109      2,897     39,510  SH                          24,000       15,510
 Biogen IDEC Inc             COM               449370105      2,757     29,600  SH                          17,950       11,650
 BlackRock Inc               COM               09247x101      1,569     10,600  SH                           6,450        4,150
 Broadcom Corp Cl A          COM               111320107      1,841     55,300  SH                          33,750       21,550
 Capital One Financial Corp  COM               14040H105      1,385     34,950  SH                          21,250       13,700
 CBS Corp Cl B               COM               124857202      4,506    221,100  SH                         134,450       86,650
 Citrix Systems Inc          COM               177376100      2,459     45,100  SH                          27,400       17,700
 Cognizant Technology
  Solutions Cl A             COM               192446102      2,492     39,750  SH                          24,250       15,500
 CONSOL Energy Inc           COM               20854P109      2,297     67,700  SH                          41,150       26,550
 CVS Caremark Corporation    COM               126650BE9      1,643     48,900  SH                          29,700       19,200
 Deere & Co                  COM               244199105      2,977     46,100  SH                          28,000       18,100
 Dell Inc                    COM               24702R101      1,725    122,000  SH                          74,100       47,900
 Dollar Tree Inc             COM               256746108      3,400     45,250  SH                          27,450       17,800
 Eastman Chem Co             COM               277432100      2,491     36,350  SH                          22,150       14,200
 EMC Corp MA                 COM               268648102      2,421    115,350  SH                          70,100       45,250
 Exxon Mobil Corp            COM               30231G102      6,947     95,650  SH                          58,150       37,500
 General Electric Co         COM               369604103      2,256    148,250  SH                          90,100       58,150
 Geniune Parts Co.           COM               372460105      1,735     34,150  SH                          20,750       13,400
 Google Inc Cl A             COM               38259P508      3,219      6,250  SH                           3,800        2,450
 Halliburton Co              COM               406216101      2,471     80,950  SH                          49,200       31,750
 Home Depot, Inc.            COM               437076102      1,680     51,100  SH                          31,050       20,050
 Intel Corp                  COM               458140100      4,218    197,700  SH                         120,100       77,600
 International Business
  Machines                   COM               459200101      5,902     33,750  SH                          20,500       13,250
 Intuitive Surgical Inc      COM               46120e602      2,277      6,250  SH                           3,800        2,450
 Kimberly Clark Corp         COM               494368103      2,805     39,500  SH                          24,000       15,500
 Kraft Foods Inc Cl A        COM               50075N104      2,764     82,300  SH                          49,950       32,350
 Las Vegas Sands Corp        COM               517934107      1,652     43,100  SH                          26,150       16,950
 Lauder Estee Cos Inc Cl A   COM               518439104      6,232     70,950  SH                          43,100       27,850
 Life Technologies Corp      COM               53217V109      1,904     49,550  SH                          30,150       19,400
 Macys Inc                   COM               55616p104      3,514    133,500  SH                          81,200       52,300
 Master Card Inc Cl A        COM               57636Q104      1,919      6,050  SH                           3,700        2,350
 Mettler Toledo
  International              COM               592688105      4,325     30,900  SH                          19,950       10,950
 Microsoft Corp              COM               594918104      5,195    208,700  SH                         126,800       81,900
 Molex Inc                   COM               608554101      2,548    125,100  SH                          75,950       49,150
 Northrop Grumman Corp       COM               666807102      2,575     49,350  SH                          29,950       19,400
 Nucor Corp                  COM               670346105      1,873     59,200  SH                          35,900       23,300
 Parker Hannifin Corp        COM               701094104      3,740     59,250  SH                          35,950       23,300
 Public Storage              COM               74460D109      2,572     23,100  SH                          14,050        9,050
 Philip Morris Intl Inc      COM               718172109      3,696     59,252  SH                          35,950       23,302
 Qualcomm Inc                COM               747525103      4,180     85,950  SH                          52,350       33,600
 Scripps Networks
  Interactive Inc Cl A       COM               811065101      1,533     41,250  SH                          25,000       16,250
 Siemens AG Sp ADR           SPONSORED ADR     826197501      2,070     23,050  SH                          14,000        9,050
 Smucker J M Co              COM               832696405      3,120     42,800  SH                          26,000       16,800
 Starwood Hotels & Resorts
  Worldwide                  COM               85590A203      1,854     47,750  SH                          29,050       18,700
 Stryker Corp                COM               863667101      2,333     49,500  SH                          30,100       19,400
 Sysco Corp.                 COM               871829107      1,529     67,150  SH                          43,950       23,200
 Travelers Companies Inc     COM               89417E109      1,596     32,750  SH                          19,850       12,900
 Union Pacific Corp          COM               907818108      2,683     32,850  SH                          19,950       12,900
 United Technologies Corp    COM               984332106      2,449     34,800  SH                          21,150       13,650
 UnitedHealth Group Inc      COM               91324P102      3,655     79,250  SH                          48,200       31,050

                                                            158,276